Provisions and contingent liabilities (Tables)	3 Months Ended
Jun. 30, 2020
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Breakdown Explanatory
USD million	30.6.20	31.3.20	31.12.19
Provisions other than provisions for expected credit losses	2,361	2,404	2,861
Provisions for expected credit losses	240	162	114
Total provisions	2,601	2,566	2,974

Disclosure Of Other Provisions Explanatory
USD million	Litigation, regulatory and similar matters[1]	Restructuring	Other[3]	Total
Balance as of 31 December 2019	2,475	106	280	2,861
Balance as of 31 March 2020	1,998	142	264	2,404
Increase in provisions recognized in the income statement	20	20	8	49
Release of provisions recognized in the income statement	(18)	(8)	(1)	(28)
Provisions used in conformity with designated purpose	(33)	(45)	(7)	(85)
Foreign currency translation / unwind of discount	14	1	5	20
Balance as of 30 June 2020	1,980	111[2]	269	2,361
1 Comprises provisions for losses resulting from legal, liability and compliance risks. 2 Primarily consists of personnel-related restructuring provisions of USD 51 million as of 30 June 2020 (31 March 2020: USD 78 million; 31 December 2019: USD 40 million) and provisions for onerous contracts of USD 55 million as of 30 June 2020 (31 March 2020: USD 59 million; 31 December 2019: USD 61 million). 3 Mainly includes provisions related to real estate, employee benefits and operational risks.